Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Schedule of change in benefit obligation

Change in Benefit Obligation (in thousands)	2011	2010
Benefit obligations at beginning of Period	$20,489	$18,608
Interest cost	1,095	1,088
Actuarial loss	2,995	1,560
Benefits paid	(733)	(767)

Benefit obligation at end of period	$23,846	$20,489

Schedule of change in plan assets

Change in Plan Assets (in thousands)	2011	2010
Fair value of plan assets at beginning of year	$14,059	$12,202
Actual gain (loss) on plan assets	(260)	1,759
Benefits paid	(733)	(767)
Employer contribution	975	865

Fair value of plan assets at end of year	$14,041	$14,059

Schedule of funded status

Funded Status (in thousands)	2011	2010
Funded status	$(9,805)	$(6,430)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,365	7,230

Net amount recognized	$1,560	$800

Summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets

(in thousands)	2011	2010
Projected benefit obligation	$23,846	$20,489
Accumulated benefit obligation ("ABO")	23,846	20,489
Fair value of plan assets	14,041	14,059
ABO less fair value of plan assets	9,805	6,430

Schedule of amounts recognized in consolidated balance sheets

(in thousands)	2011	2010
Current Liabilities	$1,595	$975
Noncurrent Liabilities	8,210	5,455

Total Amount Recognized	$9,805	$6,430

Schedule of components of net periodic pension costs (benefit)

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2011	2010
Beginning of year	$(7,230)	$(6,365)
Net Actuarial losses	(4,488)	(1,019)
Amortization of net gains	353	154

	$(11,365)	$(7,230)

Target pension plan asset allocation and actual pension plan allocation of assets

Asset Category	Target Allocation	2011	2010
Equity securities	70%	73%	77%
Debt securities and cash	30	27	23

	100%	100%	100%

Plan assets using the fair value hierarchy

	Year Ended December 31,
(in thousands)	2011	2010
Level 1
Equity Securities	$10,205	$10,769
Debt Securities and Cash	3,836	3,290
Level 2	—	—
Level 3	—	—

	$14,041	$14,059

Schedule of estimated future benefit payments

(in thousands)
2012	$840
2013	860
2014	914
2015	954
2016	1,007
2017 to 2021	5,897

Schedule of weighted-average assumptions used for pension plan

	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A